1. BASIS OF PRESENTATION: Accounting For Investments in Joint Ventures (Policies)	9 Months Ended
Sep. 30, 2012
Policies
Accounting For Investments in Joint Ventures

Accounting for Investments in Joint Ventures

For joint ventures in which the Company does not have joint control or significant influence, the cost method is used. Under the cost method, these investments are carried at the lower of cost or fair value. For those joint ventures in which there is joint control between the parties, the equity method is utilized whereby the Company’s share of the ventures’ earnings and losses is included in the statement of operations as earnings in joint ventures and its investments therein are adjusted by a similar amount. Goldrich has no significant control over its joint venture described in Note 3 Joint Venture, and therefore accounts for its investment using the cost method.

For joint ventures where the Company holds more than 50% of the voting interest and has significant influence, the joint venture is consolidated with the presentation of a non-controlling interest. In determining whether significant influence exists, the Company considers its participation in policy-making decisions and its representation on the venture’s management committee. Goldrich currently has no joint venture of this nature.